Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Data (Unaudited) [Abstract]
QUARTERLY DATA (UNAUDITED)

34.    QUARTERLY DATA (UNAUDITED)

For the quarter ended millions of Canadian dollars (except per share amounts)	Q4 2011	Q3 2011	Q2 2011	Q1 2011	Q4 2010	Q3 2010	Q2 2010	Q1 2010
Total operating revenues	$512.0	$496.1	$501.7	$554.6	$408.9	$394.0	$364.7	$438.5
Net income	49.4	48.3	34.2	127.5	23.6	45.4	50.7	79.6
Net income attributable to common shareholders	46.8	40.8	29.9	123.6	24.1	40.3	48.5	77.8
Earnings Per Share - basic	$0.38	$0.33	$0.24	$1.06	$0.21	$0.35	$0.43	$0.68
Earnings Per Share - diluted	$0.38	$0.33	$0.24	$1.03	$0.21	$0.35	$0.42	$0.67
Dividends per common share declared	-	$0.6625	$0.3250	$0.3250	-	$0.6075	$0.2825	$0.2725